Fair Value of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	¥ 839	¥ 3,845
Derivative liabilities, Estimated fair value	12,149	9,720
Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	2,126	1,177
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	85	1,702
Derivative liabilities, Estimated fair value	7,447	6,433
Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	43	1,681
Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	2,479	5,578
Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	3,905	105
Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	42	21
Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	1,063	750
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	754	2,143
Derivative liabilities, Estimated fair value	4,702	3,287
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	463	569
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	1
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	3,628	2,805
Not Designated as Hedging Instrument | Forward Contracts | Deferred Income Taxes and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	11	55
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	2	1,102
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value	288	467
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	791	418
Not Designated as Hedging Instrument | Interest Rate Swaps, Cross Currency Swaps and Interest Rate Cap Agreements | Deferred Income Taxes and Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Estimated fair value	272	9
Not Designated as Hedging Instrument | Option contracts | Deferred Income Taxes and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets, estimated fair value		¥ 5